Stock-Based Compensation (Details) - Schedule of Options Granted Estimate the Fair Value of Stock-Based Compensation Awards	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Options Granted Estimate the Fair Value of Stock-Based Compensation Awards [Line Items]
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Schedule of Options Granted Estimate the Fair Value of Stock-Based Compensation Awards [Line Items]
Expected term	4 years	4 years
Expected volatility	48.35%	46.71%
Risk-free rate	3.62%	1.31%
Maximum [Member]
Schedule of Options Granted Estimate the Fair Value of Stock-Based Compensation Awards [Line Items]
Expected term	5 years	6 years
Expected volatility	63.84%	47.71%
Risk-free rate	4.21%	3.00%